Additional Financial Information (Tables)	12 Months Ended
Mar. 31, 2025
Additional Financial Information [Line Items]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the total amounts reported in the consolidated statements of cash flows at March 31, 2025 and 2024. At March 31, 2025 and 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$205.7	$277.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	—	13.7

Total cash, cash equivalents and restricted cash	$273.6	$334.4

Summary of Receivables Transferred	The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the fiscal years ended March 31, 2025, 2024, and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$478.3	$512.3	400.5
Net cash proceeds received	464.9	491.9	383.0
Loss recorded related to transfers of receivables	13.4	20.4	17.5
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024 and 2023:

	Year Ended
	March 31,
	2024	2023
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)

Proceeds from new transfers	13.1	72.7
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8
Obligations recorded	$2.1	$5.9
Loss recorded related to transfers of receivables	$2.0	$3.7
(1)
During the fiscal year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the year ended March 31, 2023, the Company repurchased $27.4 million of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

Schedule of Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$43.1	$34.8
Restricted cash	67.9	43.7
Contract assets	61.4	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	186.8	199.1

	$359.2	$373.1

Other non-current assets
Prepaid expenses and other	$18.6	$18.3
Restricted cash	—	13.7
Accounts receivable (2)	65.7	111.7
Contract assets (2)	11.3	3.2
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	294.1	344.3

	$825.5	$852.9

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)
Unamortized discounts on long-term,
non-interest
bearing receivables were $7.0 million and $6.2 million at March 31, 2025 and 2024, respectively, and unamortized discounts on contract assets were $1.1 million and $0.3 million at March 31, 2025 and 2024, respectively.

Schedule of Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the fiscal years ended March 31, 2025, 2024, and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2022	$(38.9)	$49.1	$10.2
Other comprehensive income (loss)	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(41.1)	142.6	101.5
Other comprehensive income (loss)	(1.0)	30.5	29.5
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	(42.1)	138.8	96.7
Other comprehensive income (loss)	(6.9)	2.8	(4.1)
Reclassifications to net loss (1)	—	(31.7)	(31.7)

March 31, 2025	$(49.0)	$109.9	$60.9

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $32.9 million included in interest expense on the consolidated statement of operations in the fiscal year ended March 31, 2025 (2024 - loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense; 2023- loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense) (see Note 19).

Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$68.4	$45.1	$40.3
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$7.4	$172.1	$11.3
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$2.8	$103.6	$17.4
Operating leases - increase in lease liability	$2.8	$103.6	$17.4

LIONS GATE ENTERTAINMENT CORP. [Member]
Additional Financial Information [Line Items]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the total amounts reported in the consolidated statements of cash flows at

March 31, 2025 and 2024. At March 31, 2025 and 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$223.7	$314.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	—	13.7

Total cash, cash equivalents and restricted cash	$291.6	$371.4

Summary of Receivables Transferred	The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$1,300.4	$1,413.2	$1,405.9
Net cash proceeds received	1,280.0	1,385.9	1,382.7
Loss recorded related to transfers of receivables	20.4	27.3	23.2
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024 and 2023:

	Year Ended
	March 31,
	2024	2023
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)

Proceeds from new transfers	13.1	72.7
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8
Obligations recorded	$2.1	$5.9
Loss recorded related to transfers of receivables	$2.0	$3.7

(1)
During the year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the year ended March 31, 2023, the Company repurchased $27.4 million of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

Schedule of Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$59.7	$58.2
Restricted cash	67.9	43.7
Contract assets	61.4	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	186.8	199.1

	$375.8	$396.5

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Other non-current assets
Prepaid expenses and other	$23.0	$21.6
Restricted cash	—	13.7
Accounts receivable (2)	65.7	111.7
Contract assets (2)	11.3	3.2
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	331.4	388.8

	$867.2	$900.7

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)
Unamortized discounts on long-term,
non-interest
bearing receivables were $7.0 million and $6.2 million at March 31, 2025 and 2024, respectively, and unamortized discounts on contract assets were $1.1 million and $0.3 million at March 31, 2025 and 2024, respectively.

Schedule of Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2025, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2022	$(19.7)	$49.0	$29.3
Other comprehensive loss	(1.9)	82.8	80.9
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(21.6)	142.5	120.9
Other comprehensive income	(1.1)	30.5	29.4
Reclassifications to net loss (1)	—	(34.3)	(34.3)

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	(22.7)	138.7	116.0
Other comprehensive income (loss)	(5.4)	5.0	(0.4)
Reclassifications to net loss (1)	—	(31.7)	(31.7)
Reclassifications to noncontrolling interest (2)	5.3	(16.6)	(11.3)

March 31, 2025	$(22.8)	$95.4	$72.6

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $32.9 million included in interest expense on the consolidated statement of operations in the year ended March 31, 2025 (2024 - loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense; 2023 - loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense) (see Note 18).

(2)	Represents amounts reclassified in connection with the noncontrolling interest recorded for the proportionate ownership interest in the carrying value of Legacy Lionsgate Studios (see Note 2).